Pension and Other Postretirement Benefits (Details) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contribution to pension and other postretirement benefit plans	$ 23,300,000
Future contributions to pension and other postretirement benefit plans	30,900,000
Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	2,721,000	3,074,000
Interest cost	7,569,000	7,632,000
Expected return on plan assets	(9,367,000)	(8,261,000)
Recognized actuarial loss	6,245,000	5,741,000
Amortization of prior service cost	(1,159,000)	(1,647,000)
Total net pension cost and postretirement benefit cost	6,009,000	6,539,000
Less: Discontinued operations	0	2,348,000
Total net pension and postretirement costs from Continuing operations	6,009,000	4,191,000
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	458,000	535,000
Interest cost	942,000	1,041,000
Recognized actuarial loss	81,000	73,000
Amortization of prior service cost	(37,000)	(50,000)
Amortization of transition obligation	118,000	163,000
Total net pension cost and postretirement benefit cost	1,562,000	1,762,000
Less: Discontinued operations	0	621,000
Total net pension and postretirement costs from Continuing operations	$ 1,562,000	$ 1,141,000